Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,933.40
Total Offset Amount	0.00
Net Fee	$ 1,933.40
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A